Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases	LeasesThe Company primarily enters into operating lease agreements for office space and other property and equipment, some of which include options to renew or terminate the lease. The options to renew, which extend for up to 5 years, are reviewed on a per lease basis to determine if the renewal option is considered reasonably certain to be recognized and, therefore, are included in the determination of lease payments. Additionally, during the year ended December 31, 2020, the Company entered into a finance lease agreement with total future lease payments of $0.2 million, which is not considered material to the business.
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$2,712
Short-term lease cost	562	656	328	402
Variable lease cost	484	501	240	586
Total lease cost	$3,179	$4,089	$1,878	$3,700
Lease costs are primarily included in general and administrative expenses in the accompanying consolidated statements of operations. The Company reports the amortization of ROU assets and the change in operating lease liabilities on a net basis in accounts payable and other liabilities in the accompanying consolidated statements of cash flows.
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.8	4.5
Weighted-average discount rate	7.8%	5.6%	6.6%	3.8%
Future lease payments under non-cancellable leases recorded as of September 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$834
2022	3,732
2023	3,208
2024	2,576
2025	2,003
Thereafter	1,703
Total lease payments	14,056
Less: imputed interest	(1,046)
Total future lease payments under non-cancellable leases	$13,010
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$2,079	$2,636

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$3,224	$3,142

Leases	LeasesThe Company primarily enters into operating lease agreements for office space and other property and equipment, some of which include options to renew or terminate the lease. The options to renew, which extend for up to 5 years, are reviewed on a per lease basis to determine if the renewal option is considered reasonably certain to be recognized and, therefore, are included in the determination of lease payments. Additionally, during the year ended December 31, 2020, the Company entered into a finance lease agreement with total future lease payments of $0.2 million, which is not considered material to the business.
The components of lease costs were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Operating lease cost	$2,133	$2,932	$1,310	$2,712
Short-term lease cost	562	656	328	402
Variable lease cost	484	501	240	586
Total lease cost	$3,179	$4,089	$1,878	$3,700
Lease costs are primarily included in general and administrative expenses in the accompanying consolidated statements of operations. The Company reports the amortization of ROU assets and the change in operating lease liabilities on a net basis in accounts payable and other liabilities in the accompanying consolidated statements of cash flows.
Other information related to operating and finance leases is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Weighted-average remaining lease term (in years)	3.5	5.2	4.8	4.5
Weighted-average discount rate	7.8%	5.6%	6.6%	3.8%
Future lease payments under non-cancellable leases recorded as of September 30, 2021, were as follows (in thousands):

Operating Leases
(unaudited)
2021	$834
2022	3,732
2023	3,208
2024	2,576
2025	2,003
Thereafter	1,703
Total lease payments	14,056
Less: imputed interest	(1,046)
Total future lease payments under non-cancellable leases	$13,010
Supplemental cash flow information related to leases is as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$2,152	$2,920	$2,079	$2,636

ROU assets obtained in exchange for lease obligations:
Operating leases	$2,287	$3,503	$3,224	$3,142